Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Taxes [Abstract]
Schedule of Income (Loss) Before Tax

The income (loss) before tax were as follows:

	For the Fiscal Years Ended March 31,
	2026	2025	2024

Japan	$3,215,968	$2,151,691	$5,104,640
Hong Kong	940,639	2,492,326	3,011,218
PRC	(5,002)	212,317	(86,706)
Malaysia	40,415	(13,334)	(12,515)
United States	(135,743)	39,255	(19,559)
Canada	(169,192)	(127,004)	(61,368)
Australia	(133,103)	-	-
Income before tax	3,753,982	4,755,251	7,935,710

Schedule of Income Tax Provision (Benefit)

The components of the income tax provision (benefit) were as follows:

	For the Fiscal Years Ended March 31,
	2026	2025	2024
Current tax provision (benefit)
Japan	$920,128	$(1,372,374)	$2,229,231
Hong Kong	558,634	384,822	-
PRC	4,266	9,271	5,820
Malaysia	-	-	-
United States	13,333	38,492	-
Canada	-	11,634	-
Australia	-	-	-
	1,496,361	(928,155)	2,235,051
Deferred tax provision (benefit)
Japan	$1,624,243	$(845,592)	$(1,778,320)
Hong Kong	(97,305)	(30,278)	-
PRC	-	-	-
Malaysia	(24)	(22)	43
United States	45,534	(45,534)	-
Canada	33,877	(33,656)	-
Australia	-	-	-
	1,606,325	(955,082)	(1,778,277)
Income tax provisions (benefit)	$3,102,686	$(1,883,237)	$456,774

Schedule of Reconciles the Japan Statutory Rate to the Company’s Effective Tax Rates

The following table reconciles the Japan statutory rate to the Company’s effective tax rates for the fiscal years ended March 31, 2026, 2025, and 2024, respectively:

	For the Fiscal Years Ended March 31,
	2026	2025	2024

Japanese statutory income tax rate	34.6%	34.6%	30.6%
Non-deductible expenses	26.5%	1.5%	2.0%
Non-taxable income	(0.1)%	(0.2)%	(1.8)%
Tax rate difference in non-Japan subsidiaries and different prefectures in Japan	(11.2)%	(3.4)%	2.6%
Effect of change in tax rate	12.8%	(7.6)%	-
Change in valuation allowance	9.2%	(1.3)%	(5.4)%
Effects of consumption tax examination (1)	6.1%	(63.2)%	(22.2)%
Prior year income tax true-up	4.8%	-	-
Effective tax rate	82.7%	(39.6)%	5.8%

(1)	This pertains to the tax effect resulted from the additional corporate income tax of approximately $0.2 million charged during the fiscal year ended March 31, 2026, income tax refund and additional and delinquent tax recovered of approximately $3.0 million during the fiscal year ended March 31, 2025, and additional consumption tax of approximately $0.6 million charged as well as inhabitant tax refund of approximately $2.0 million during the fiscal year ended March 31, 2024, which were based on tax assessments due to the consumption tax examination (See note (c) - tax payable).

Schedule of Deferred Tax Liabilities, Net

The Company’s deferred tax liabilities, net comprised of the following:

	March 31, 2026	March 31, 2025
Deferred tax assets:
Allowance for credit losses	$560,253	$347,123
Accrued member rewards	13,115	12,394
Accrued employee bonus	3,278	5,260
Accrued asset retirement obligation	129,704	81,761
Accrued employee retirement pension	99,503	63,040
Change in fair value of warrant liabilities	-	531,816
Net operating loss carry-forwards	369,047	93,663
Total deferred tax assets	1,174,900	1,135,057
Valuation allowance	(369,047)	(15,354)
Total deferred tax assets, net	805,853	1,119,703
Deferred tax liabilities:
Change in fair value of warrant liabilities	(471,372)	-
Compensation receivable for consumption tax	(3,042,268)	(2,383,575)
Total deferred tax liabilities	(3,513,640)	(2,383,575)
Deferred tax liabilities, net	$(2,707,787)	$(1,263,872)

Schedule of Valuation Allowance

The Company’s movement of the valuation allowance was as follows:

	March 31, 2026	March 31, 2025
Beginning balance	$15,354	$79,062
Addition (reduction)	353,455	(63,083)
Foreign currency translation adjustments	238	(625)
Ending balance	$369,047	$15,354

Schedule of Taxes Payable

Taxes payable consisted of the following:

	March 31, 2026	March 31, 2025
Income tax payable	$1,073,409	$255,932
Consumption tax payable and others	49,995	93,739
Total taxes payable	$1,123,404	$349,671